INCOME TAX - Uncertain positions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Balance At Beginning	$ 102,552	$ 114,968
Balance At Ending	113,522	102,552
Tax contingent liability
INCOME TAX
Update	$ 10,970	12,700
Payments		6,085
Reversal		$ 19,031